Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Schedule of Comprised Capital Leased Assets

(¥ in millions)
At March 31:	2011	2010
Machinery and equipment	¥7,616	¥11,633
Accumulated depreciation	(5,839)	(7,572)
Software	237	302

	¥2,014	¥4,363

Schedule of Annual Maturities of Future Minimum Lease Commitments Under Capital and Non-Cancelable Operating Leases

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2012	¥2,060	¥906
2013	850	708
2014	137	525
2015	75	275
2016	28	165
2017 and thereafter	14	114

Total minimum lease payments	3,164	¥2,693

Less: amounts representing interest	(46)

Present value of net minimum capital lease payments	¥3,118

Schedule of Accrued Product Warranty Cost

(¥ in millions)
For the years ended March 31:	2011	2010
Balance at beginning of year	¥6,707	¥6,031
Addition	3,750	4,284
Utilization	(4,305)	(3,739)
Other	(554)	131

Balance at end of year	¥5,598	¥6,707